Debt (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2023	Aug. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Nov. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 29, 2024
Short-Term Debt [Line Items]
Principal amount								$ 1,500,000
Interest rate	5.00%				9.00%
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Short-Term Debt [Line Items]
Interest expense related to debt			$ 41,967	$ 6,284		$ 14,476	$ 7,029
Secured additional fundraising			$ 3,400,000
Allrites Holdings Pte Ltd And Subsidiaries [Member] | Convertible Note [Member]
Short-Term Debt [Line Items]
Principal amount		$ 120,000
Interest rate		5.00%